Note 18 - Loss Per Share (Details Textual)	May 29, 2026 shares	May 28, 2026 shares
Statement Line Items [Line Items]
Reverse Stock Split, Ratio	50
Shares issuable per share option in share-based payment arrangement (in shares)	12	600